Employee Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets at December 31, 2017	$ 174,346
Fair value of assets, ending balance	144,862	$ 174,346
Defined Benefit Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets at December 31, 2017	7,082
Interest income on plan assets	17,375	18,490
Fair value of assets, ending balance	6,770	7,082
Defined Benefit Plan [member] | Plan Assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets at December 31, 2017	189,697	165,740
Interest income on plan assets	11,699	12,615
Remeasurament of interest assumptions	(14,361)	6,568
Employer contributions	31,871	23,522
Benefits paid	(26,268)	(17,460)
Adjustment in plan asset performance		(1,896)
Exchange differences	(14,044)	608
Fair value of assets, ending balance	$ 178,594	$ 189,697